Stockholders' Equity - Share Repurchase Program (Details) - Class A Common Stock - USD ($) shares in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2025	Sep. 15, 2025
Class of Stock [Line Items]
Share repurchase program, authorized amount		$ 500.0
Shares repurchased (in shares)	0.0
Share repurchase program, remaining authorized amount	$ 500.0